Non-trading securities	6 Months Ended
Sep. 30, 2014
Non-trading securities
Non-trading securities

5. Non-trading securities:

The following tables present information regarding the cost and/or amortized cost, gross unrealized gains and losses and fair value of non-trading securities held by Nomura’s insurance subsidiary as of March 31, 2014 and September 30, 2014.

	Millions of yen
	March 31, 2014
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥138,973	¥842	¥86	¥139,729
Other debt securities(2)	129,311	6,851	91	136,071
Equity securities	38,157	14,508	43	52,622

Total	¥306,441	¥22,201	¥220	¥328,422

	Millions of yen
	September 30, 2014
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥112,688	¥2,375	¥30	¥115,033
Other debt securities(2)	154,367	12,140	153	166,354
Equity securities	39,244	17,382	21	56,605

Total	¥306,299	¥31,897	¥204	¥337,992

(1)	Primarily Japanese government, agency and municipal securities.
(2)	Primarily corporate debt securities.

For the six months ended September 30, 2013, non-trading securities of ¥98,421 million were disposed of resulting in ¥1,822 million of realized gains and ¥42 million of realized losses. Total proceeds received from these disposals were ¥100,201 million. For the six months ended September 30, 2014, non-trading securities of ¥42,320 million were disposed of resulting in ¥463 million of realized gains and ¥13 million of realized losses. Total proceeds received from these disposals were ¥42,770 million.

For the three months ended September 30, 2013, non-trading securities of ¥57,259 million were disposed of resulting in ¥247 million of realized gains and ¥33 million of realized losses. Total proceeds received from these disposals were ¥57,473 million. For the three months ended September 30, 2014, non-trading securities of ¥27,652 million were disposed of resulting in ¥364 million of realized gains and ¥11 million of realized losses. Total proceeds received from these disposals were ¥28,005 million.

Related gains and losses were computed using the average method. For the six months ended September 30, 2014, there were no transfers of non-trading securities to trading assets.

The following table presents the fair value of residual contractual maturity of non-trading debt securities as of September 30, 2014. Actual maturities may differ from contractual maturities as certain securities contain features that allow redemption of the securities prior to their contractual maturity.

	Millions of yen
	September 30, 2014
	Total	Years to maturity
		Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥281,387	¥36,950	¥127,172	¥83,325	¥33,940

The following tables present the fair value and gross unrealized losses of non-trading securities aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2014 and September 30, 2014.

	Millions of yen
	March 31, 2014
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥54,007	¥82	¥2,294	¥4	¥56,301	¥86
Other debt securities	8,106	91	—	—	8,106	91
Equity securities	498	43	—	—	498	43

Total	¥62,611	¥216	¥2,294	¥4	¥64,905	¥220

	Millions of yen
	September 30, 2014
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥21,553	¥30	¥0	¥0	¥21,553	¥30
Other debt securities	11,748	153	—	—	11,748	153
Equity securities	1,504	21	—	—	1,504	21

Total	¥34,805	¥204	¥0	¥0	¥34,805	¥204

As of March 31, 2014, the total number of non-trading securities in unrealized loss positions was approximately 60. As of September 30, 2014, the total number of non-trading securities in unrealized loss positions was approximately 20.

Where the fair value of non-trading securities held by the insurance subsidiary has declined below amortized cost, these are assessed to determine whether the decline in fair value is other-than-temporary in nature. Nomura considers quantitative and qualitative factors including the length of time and extent to which fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and Nomura’s intent and ability to hold the securities for a period of time sufficient to allow for any anticipated recovery in fair value. If an other-than-temporary impairment loss exists, for equity securities, the security is written down to fair value, with the entire difference between fair value and amortized cost recognized within Revenue—Other in the consolidated statements of income. For debt securities, an other-than-temporary impairment loss is also recognized within Revenue—Other in the consolidated statements of income if Nomura intends to sell the debt security or it is more-likely-than-not that Nomura will be required to sell the debt security before recovery of amortized cost. If Nomura does not expect to sell or be required to sell the debt security, only the credit loss component of an other-than-temporary impairment loss is recognized through earnings and any non-credit loss component recognized within Other comprehensive income (loss).

For the six and three months ended September 30, 2013, other-than-temporary impairment losses recognized for the certain non-trading equity securities were ¥47 million and ¥39 million, respectively. The amount of credit loss component of other-than-temporary impairment losses recognized for the certain non-trading debt securities were ¥25 million and ¥23 million, respectively. Other-than-temporary impairment losses related to the non-credit loss component recognized for the certain non-trading debt securities and the subsequent changes in the fair value within Other comprehensive income (loss) were ¥(61) million and ¥(60) million.

For the six and three months ended September 30, 2014, other-than-temporary impairment losses recognized for the certain non-trading equity securities were ¥15 million and ¥12 million. There was no credit loss component of other-than-temporary impairment losses recognized for the certain non-trading debt securities. Other-than-temporary impairment losses related to the non-credit loss component recognized for the certain non-trading debt securities within Other comprehensive income (loss) were ¥0 million and ¥(2) million.

Other gross unrealized losses of non-trading securities were considered temporary.